Accounts Receivable, Net (Details) - Schedule of accounts receivable - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Schedule of accounts receivable [Abstract]
Account receivable from services	$ 11,592,952	$ 5,018,839
Account receivable from sales	7,004,013
Total	18,596,965	5,018,839
Less: allowance for doubtful accounts	(80,815)	(78,927)
Accounts receivable, net	$ 18,516,150	$ 4,939,912